Business Combinations and Divestitures - SmartRecruiters Acquisition (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Sep. 11, 2025 EUR (€)	Sep. 11, 2025 USD ($)	Aug. 01, 2025
Recognized Assets and Liabilities
Revenue		€ 36,800		€ 34,176	€ 31,207
Profit after tax	[2]	7,326	[1]	€ 3,150	€ 5,964	[3]
SmartRecruiters
Business Combinations
Percentage of interest acquired									100.00%
Cash paid							€ 711
Share-based payment awards							39
Other incurred liabilities							3
Total consideration transferred							753	$ 878
Recognized Assets and Liabilities
Intangible assets							206
Cash and cash equivalents							50
Other identifiable assets							51
Total identifiable assets							307
Other identifiable liabilities							77
Total identifiable liabilities							77
Total identifiable net assets							230
Goodwill		523					523
Total consideration transferred							€ 753	$ 878
Revenue		36,800
Revenue from acquisitions		26
Profit after tax		7,326
Profit after tax from acquisitions		(21)
Estimated pro forma revenue		36,861
Proforma profit after tax		€ 7,322

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations